Schedule of deferred tax valuation allowance (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Deferred tax assets:
Tax loss	$ 378,832	£ 276,093	£ 135,361
Allowance for expected credit losses	89,743	65,405
Total deferred tax assets	468,575	341,498	135,361
Valuation allowance	(468,575)	(341,498)	(135,361)
Deferred tax assets, net of valuation allowance